Offsets	May 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST INDUSTRIAL REALTY TRUST INC
Form or Filing Type	S-3
File Number	333-269886
Initial Filing Date	Feb. 24, 2023
Fee Offset Claimed	$ 88,160
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock (par value $0.01 per share)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 800,000,000
Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST INDUSTRIAL REALTY TRUST INC
Form or Filing Type	S-3
File Number	333-269886
Filing Date	Feb. 24, 2023
Fee Paid with Fee Offset Source	$ 88,160
Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Registration Statement.